Plant and Equipment, Net	6 Months Ended
Dec. 31, 2024
Plant and Equipment, Net [Abstract]
Plant and equipment, net

Note 7 – Plant and equipment, net

Plant and equipment consist of the following:

	December 31, 2024	June 30, 2024
	(Unaudited)
Office equipment	$39,602	$39,602
Less: Accumulated depreciation	(39,602)	(35,775)
Plant and equipment, net	$-	$3,827

Depreciation expenses were $3,827, and $6,600 for the six months ended December 31, 2024, and 2023.